INTERESTS IN ASSOCIATES - Summarized financial information in respect of the Group's associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 29, 2016
Non-current assets:
IPP solar parks	$ 353,050	$ 397,405
Other non-current assets	15,098	11,045
Non-current Assets	410,497	442,706
Current assets	174,720	138,402
Current liabilities:
Other current liabilities	130,323	120,820
Amounts due to related parties	211	28
Total current liabilities	224,348	171,933
Non-current liabilities:
Borrowings	207,057	230,027
Others	72,446	70,136
Total non-current liabilities	282,662	302,947
Net assets (liabilities)	78,207	106,228		$ 1,022
Revenue	64,669	56,733	$ 65,925
(Loss) profit for the year	(22,120)	(33,050)	3,282
Group's share of profit of associates of the year	189		173
Group's share of other comprehensive income of associates			$ 136
Associates
Non-current assets:
IPP solar parks	34,671	39,054
Other non-current assets	12,737	13,514
Non-current Assets	47,408	52,568
Current assets	7,955	8,190
Current liabilities:
Other current liabilities	3,151	4,205
Amounts due to related parties	268	967
Total current liabilities	3,419	5,172
Non-current liabilities:
Borrowings	36,113	40,464
Others	1,103	999
Total non-current liabilities	37,216	41,463
Net assets (liabilities)	14,728	14,123
Revenue	7,886	7,817
(Loss) profit for the year	1,743	970
Group's share of profit of associates of the year	189
Group's share of profit of associates of the year not recognized	388	302
RisenSky Solar
Non-current assets:
IPP solar parks	20,428	22,592
Other non-current assets	439	472
Non-current Assets	20,867	23,064
Current assets	5,160	5,342
Current liabilities:
Other current liabilities	1,419	2,739
Amounts due to related parties	262	967
Total current liabilities	1,681	3,706
Non-current liabilities:
Borrowings	22,456	24,034
Total non-current liabilities	22,456	24,034
Net assets (liabilities)	1,890	666
Revenue	3,978	3,840
(Loss) profit for the year	1,293	1,076
Group's share of profit of associates of the year not recognized	$ 388	$ 323
Proportion of profits	30.00%	30.00%
1088526 B.C. Ltd.
Non-current assets:
IPP solar parks	$ 11,367	$ 13,157
Other non-current assets	10,996	11,359
Non-current Assets	22,363	24,516
Current assets	2,372	2,689
Current liabilities:
Other current liabilities	1,558	1,312
Total current liabilities	1,558	1,312
Non-current liabilities:
Borrowings	12,529	15,109
Others	967	941
Total non-current liabilities	13,496	16,050
Net assets (liabilities)	9,681	9,843
Revenue	3,201	3,268
(Loss) profit for the year	286	(240)
Group's share of profit of associates of the year	$ 111
Group's share of profit of associates of the year not recognized		$ (43)
Proportion of share profit held in associate	30.00%
Proportion of profits	50.00%	50.00%
1091187 B.C. Ltd.
Non-current assets:
IPP solar parks	$ 2,876	$ 3,305
Other non-current assets	1,302	1,683
Non-current Assets	4,178	4,988
Current assets	423	159
Current liabilities:
Other current liabilities	174	154
Amounts due to related parties	6
Total current liabilities	180	154
Non-current liabilities:
Borrowings	1,128	1,321
Others	136	58
Total non-current liabilities	1,264	1,379
Net assets (liabilities)	3,157	3,614
Revenue	707	709
(Loss) profit for the year	164	134
Group's share of profit of associates of the year	$ 78
Group's share of profit of associates of the year not recognized		$ 22
Proportion of profits	50.00%	50.00%